Basis of Presentation and Significant Accounting Policies (Details 2) (Comfort Revolution, VIE, primary beneficiary, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 13, 2012	Dec. 02, 2012
Comfort Revolution | VIE, primary beneficiary
Variable interest entity
Ownership percentage	45.00%
Net assets		$ 9.0
Lag period of VIE results presentation		2 months
Outstanding loan balance not eliminated due to lime lag		$ 7.8